Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Property and Equipment Disclosure

6. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of:

	December 31, 2011	December 31, 2012

Furniture and office equipment	1,055,377	696,780
Telecommunications equipment	3,450,208	4,699,800
Leasehold improvements	1,230,327	1,344,800
	5,735,912	6,741,380
Less: Accumulated depreciation and amortization	(2,143,167)	(3,823,268)
	3,592,745	2,918,112

Depreciation expense for the years ended December 31, 2010, 2011 and 2012 was $3,265,975, $3,409,647 and $1,941,761, respectively.

The Company acquired $1,231,013 in additional property and equipment in 2012 (2011: $2,428,694).